SEGMENT INFORMATION - SEGMENT RESULTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($) [1]	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Segment revenue
Total revenue	¥ 18,331,422	$ 2,817,488	¥ 17,280,504	¥ 15,725,309
Segment result	1,347,132	207,050	1,544,009	1,451,838
Finance costs/(income) - net	10,170	1,563	(2,551)	4,608
Share of results of associates, net of tax	6,944	1,067	7,223	2,499
Depreciation of fixed assets	1,662,460		1,518,970	1,411,742
Amortisation of leasehold land payments	45,680		38,670	28,413
Amortisation of long-term prepaid expenses	3,168		6,968	14,179
Impairment of fixed assets	11,185			80,393
Impairment of construction-in-progress			5,662	2,434
Loss arising from business combination				45,073
Provision for/(reversal of) impairment of materials and supplies	7,844		(5,209)	64,096
Eliminations [member]
Segment revenue
Total revenue	(64,563)		(40,320)	(39,828)
Segment result	(8,988)		(8,659)	(6,862)
The Railway Transportation Business [member]
Segment revenue
Total revenue	18,000,324		16,833,727	15,306,193
Segment result	1,341,601		1,549,120	1,487,249
Finance costs/(income) - net	10,011		(2,728)	4,448
Share of results of associates, net of tax	6,944		7,223	2,499
Depreciation of fixed assets	1,655,657		1,511,570	1,404,439
Amortisation of leasehold land payments	34,348		27,338	17,949
Amortisation of long-term prepaid expenses	3,256		6,729	13,842
Impairment of fixed assets	11,185			80,393
Impairment of construction-in-progress	0		5,662	2,434
Provision for/(reversal of) impairment of materials and supplies	7,844		(5,209)	64,096
All other segments [member]
Segment revenue
Total revenue	395,661		487,097	458,944
Segment result	14,519		3,548	(28,549)
Finance costs/(income) - net	159		177	160
Share of results of associates, net of tax	0		0
Depreciation of fixed assets	6,803		7,400	7,303
Amortisation of leasehold land payments	11,332		11,332	10,464
Amortisation of long-term prepaid expenses	(88)		239	337
Loss arising from business combination				45,073
Railroad Businesses [member]
Segment revenue
Total revenue	17,294,901	2,658,178	16,170,309	14,633,738
Depreciation of fixed assets	1,632,926	250,976	1,488,324	1,387,534
Amortisation of leasehold land payments	34,348	5,279	27,338	17,949
Railroad Businesses [member] | The Railway Transportation Business [member]
Segment revenue
Total revenue	17,294,901		16,170,309	14,633,738
Other Businesses [member]
Segment revenue
Total revenue	1,036,521	159,310	1,110,195	1,091,571
Depreciation of fixed assets	29,534	4,539	30,646	24,208
Amortisation of leasehold land payments	11,332	$ 1,742	11,332	10,464
Other Businesses [member] | Eliminations [member]
Segment revenue
Total revenue	(64,563)		(40,320)	(39,828)
Other Businesses [member] | The Railway Transportation Business [member]
Segment revenue
Total revenue	705,423		663,418	672,455
Other Businesses [member] | All other segments [member]
Segment revenue
Total revenue	¥ 395,661		¥ 487,097	¥ 458,944

[1]	* Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.5063, the certified exchange rates for December 29, 2017 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 29, 2017 or on any other date.